Financial Risk Management - Fair Value Determination for Financial Assets and Liabilities (Details) R in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R) Basis_points	Jun. 30, 2022 ZAR (R) Basis_points	Dec. 16, 2022	Jun. 30, 2021 ZAR (R)	Oct. 01, 2020
Disclosure of fair value measurement of assets [line items]
Assets	R 57,240	R 46,808		R 48,803
Contingent consideration liability	R 589	R 356		R 417
Mponeng operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	9.60%	10.20%		10.30%	10.60%
Eva Copper operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections			12.90%
Contingent consideration liability | Mponeng
Disclosure of fair value measurement of assets [line items]
Contingent consideration liability	R (404)	R (356)
Contingent consideration liability | Eva Copper operations and related assets
Disclosure of fair value measurement of assets [line items]
Contingent consideration liability	185
Financial assets at fair value through other comprehensive income | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	78	75
Financial assets at fair value through other comprehensive income | Restricted Cash and Investments | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	305	292
Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	101	148
Financial assets at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	379	656
Financial assets at fair value through profit or loss | Restricted Cash and Investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,705	1,162
Financial liabilities at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities	(1,531)	(11)
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3
Disclosure of fair value measurement of assets [line items]
Liabilities	R (589)	R (356)
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3 | Mponeng operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	9.60%	10.20%
ARM BBEE Trust | Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	12.70%	9.30%
Fair value model [member] | ARM BBEE Trust | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Sensitivity Analysis For Types Of Fair Value Risk, Reasonably Increase In Risk Variable, Basis points | Basis_points	37	99
Sensitivity analysis for types of fair value risk, reasonable decrease in risk variable, Basis points | Basis_points	37	99
Sensitivity Analysis For Types Of Fair Value Risk, Reasonably Increase In Risk Variable, Basis points | Basis_points	37	99
Sensitivity analysis for types of fair value risk, reasonable decrease in risk variable, Basis points | Basis_points	37	99
Fair value model [member] | AngloGold Ashanti | Contingent consideration liability
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably decrease in risk variable, Percent	9.80%	7.60%
Sensitivity analysis for types of fair value risk, reasonably Increase in risk variable, Impact on Pre-Tax Earnings	R 411	R 251
Sensitivity analysis for types of fair value risk, reasonably Decrease in risk variable, Impact on Pre-Tax Earnings	R 314	R 189